Schedule of detailed information about number and weighted average exercise prices of share options (Details)	9 Months Ended
	May 31, 2022 shares $ / shares	May 31, 2022 shares $ / shares	May 31, 2021 shares $ / shares
Stock Options
Number of stock options, Outstanding, Beginning of period | shares	692,938	692,938	253,121
Weighted average exercise price, Outstanding, Beginning of period	$ 11.64		$ 12.73
Weighted average grant date fair value, Outstanding, Beginning of period	$ 7.06		$ 4.39
Options outstanding, remaining contractual term, Beginning of period	4 years 5 months 15 days	4 years 5 months 15 days	4 years 3 months 21 days
Number of stok options, Outstanding, Granted | shares	28,750	28,750	1,333
Weighted average exercise price, Outstanding, Granted	$ 5.42		$ 7.38
Weighted average grant date fair value, Outstanding, Granted	$ 2.44		$ 6.24
Number of stok options, Outstanding, Expired/Cancelled | shares	(204,236)	(204,236)	(16,694)
Weighted average exercise price, Outstanding, Expired/Cancelled	$ 11.18		$ 20.90
Weighted average grant date fair value, Outstanding, Expired/Cancelled	$ 7.21		$ 8.56
Number of stock options, Outstanding, Ending of period | shares	517,452	517,452	237,760
Weighted average exercise price, Outstanding, Ending of period | (per share)	$ 11.47	$ 14.70	$ 12.13
Weighted average grant date fair value, Outstanding, Ending of period	$ 6.74		$ 4.40
Options outstanding, remaining contractual term, Ending of period	3 years 10 months 20 days	3 years 10 months 20 days	3 years 3 months 18 days
Number of stock options, Exercisable | shares	186,706	186,706
Weighted average exercise price, Exercisable	$ 11.38
Weighted average grant date fair value, Exercisable	$ 4.42
Options exercisable, remaining contractual term, Exercisable	2 years 1 month 20 days	2 years 1 month 20 days